FINANCIAL RISK MANAGEMENT (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	₽ 518	₽ 1,038
Financial liabilities measured at amortized cost | Trade and other payables (Note 19)
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	427	197
Financial liabilities measured at amortized cost | Lease liabilities.
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	91	113
Financial liabilities measured at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		728
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,830	612
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,419	449
Financial assets measured at amortized cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	408	154
Financial assets measured at amortized cost | Rent security deposits
Disclosure of detailed information about financial instruments [line items]
Total financial assets	₽ 3	₽ 9